Intangible Assets - Summary of Reconciliation of Changes in Intangible Assets and Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 101,168	$ 81,115
Ending balance	108,116	101,168	$ 81,115
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	156,136	125,954	110,607
Additions	25,465	30,182	18,681
Disposals	(86)	0	(4,891)
Reclassifications	0	0	1,557
Ending balance	181,515	156,136	125,954
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(54,968)	(44,839)	(41,105)
Amortization for the year	(18,437)	(10,129)	(8,628)
Disposals	6	0	4,894
Ending balance	(73,399)	(54,968)	(44,839)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,380	20,380
Ending balance	20,380	20,380	20,380
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,380	20,380	20,380
Additions	0	0	0
Disposals	0	0	0
Reclassifications	0	0	0
Ending balance	20,380	20,380	20,380
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0	0	0
Amortization for the year	0	0	0
Disposals	0	0	0
Ending balance	0	0	0
License and software rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	39,156	29,844
Ending balance	69,802	39,156	29,844
License and software rights [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	94,124	74,683	74,149
Additions	8,503	2,711	1,783
Disposals	(86)	0	(4,891)
Reclassifications	40,660	16,730	3,642
Ending balance	143,201	94,124	74,683
License and software rights [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(54,968)	(44,839)	(41,105)
Amortization for the year	(18,437)	(10,129)	(8,628)
Disposals	6	0	4,894
Ending balance	(73,399)	(54,968)	(44,839)
Intangible in process [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	41,632	30,891
Ending balance	17,934	41,632	30,891
Intangible in process [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	41,632	30,891	16,078
Additions	16,962	27,471	16,898
Disposals	0	0	0
Reclassifications	(40,660)	(16,730)	(2,085)
Ending balance	17,934	41,632	30,891
Intangible in process [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0	0	0
Amortization for the year	0	0	0
Disposals	0	0	0
Ending balance	$ 0	$ 0	$ 0